Trade and other receivables - Summary of Movement in Provision for Bad and Doubtful Debts (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Text Block [Abstract]
Balance at beginning of the year / period	£ (0.3)	£ (0.7)	£ (0.1)	£ (0.1)
Impairment losses recognized in the income statement	(0.4)	(0.1)	(0.2)	0.0
Balance at end of the year / period	£ (0.7)	£ (0.8)	£ (0.3)	£ (0.1)